UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-01525

ALLSTATE ASSURANCE COMPANY

SEPARATE ACCOUNT B

(Exact name of Registrant as specified in charter)

3100 Sanders Road, Suite J5B

Northbrook, IL 60062

(Address of principal executive offices)(Zip code)

Director of Illinois

Department of Insurance

320 West Washington Street

Springfield, IL 62767

(Name and address of agent for service)

Registrant’s telephone number, including area code: (847) 402-5000

Date of fiscal year end: December 31

Date of reporting period: July 1, 2009 – June 30, 2010

Item 1.	Proxy Voting Record.

Appended hereto as Exhibit A is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2010 and with respect to which the Registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the Registrant cast its vote on the matter;

(h)	How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the Registrant cast its vote for or against management.

Exhibit A

PROXY VOTING RECORD

Issuer:	American Express Company

Ticker Symbol:	AXP	CUSIP:	025816109

Meeting Date:	04/26/2010	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor
1	Directors: 1) D.F. Akerson 2) C. Barshefsky 3) U.M. Burns 4) K.I. Chenault 5) P. Chernin 6) J. Leschly 7) R.C. Levin 8) R. A. McGinn 9) E.D. Miller 10) S.S. Reinemund 11) R.D. Walter 12) R.A. Williams	For	For	Management

2	Ratification of appointment of PricewaterhouseCoopers LLP as our independent registered public accounting firm for 2010	For	For	Management

3	Advisory (non-binding) vote approving executive compensation	For	For	Management

4	Shareholder proposal relating to cumulative voting for Directors	Against	Against	Shareholder

5	Shareholder proposal relating to the calling of special shareholder meetings	Against	Against	Shareholder

6	Shareholder proposal relating to share retention requirements for executives	Against	Against	Shareholder

Exhibit A

PROXY VOTING RECORD

Issuer:	Becton, Dickinson and Company

Ticker Symbol:	BDX	CUSIP:	075887109

Meeting Date:	02/02/2010	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor
1	Directors: 1) Henry P. Becton, Jr. 2) Edward F. Degraan 3) Claire M. Fraser-Liggett 4) Edward J. Ludwig 5) Adel A.F. Mahmoud 6) James F. Orr 7) Willard J. Overlock, Jr. 8) Bertram L. Scott	For	For	Management

2	Ratification of selection of independent registered public accounting firm	For	For	Management

3	Approval of a Bylaw amendment regarding special shareholder meetings	For	For	Management

4	Approval of an amendment to the 2004 Employee and Director Equity-Based Compensation Plan	For	For	Management

5	Approval of material terms of performance goals	For	For	Management

6	Shareholder proposal related to majority voting	Against	Against	Shareholder

7	Shareholder proposal related to cumulative voting	Against	Against	Shareholder

Exhibit A

PROXY VOTING RECORD

Issuer:	Cisco Systems, Inc.

Ticker Symbol:	CSCO	CUSIP:	17275R102

Meeting Date:	11/12/2009	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor
1

Directors:

1) Carol A. Bartz

2) M. Michele Burns

3) Michael D. Capellas

4) Larry R. Carter

5) John T. Chambers

6) Brian L. Halla

7) Dr. John L. Hennessy

8) Richard M. Kovacevich

9) Roderick C. McGeary

10) Michael K. Powell

11) Arun Sarin

12) Steven M. West

13) Jerry Yang

		For	For	Management

2	To approve the amendment and restatement of the 2005 Stock Incentive Plan, as set forth in the accompanying proxy statement	For	For	Management

3	To approve the amendment and restatement of the Employee Stock Purchase Plan, as set forth in the accompanying proxy statement	For	For	Management

4	To ratify the appointment of PricewaterhouseCoopers LLP as Cisco’s independent registered public accounting firm for the fiscal year ending July 31, 2010	For	For	Management

5	Proposal submitted by a shareholder to amend the Cisco’s bylaws to establish a Board Committee on Human Rights	Against	Against	Shareholder

6	Proposal submitted by shareholders requesting the Board to adopt a policy that shareholders be provided the opportunity at each annual meeting of shareholders to vote on an advisory resolution to ratify the compensation of the named executive officers described in the proxy statement for the annual meeting	Against	Against	Shareholder

7	Proposal submitted by shareholders requesting the Board to publish a report to shareholders within six months providing a summarized listing and assessment of concrete steps Cisco could reasonably take to reduce the likelihood that its business practices might enable or encourage the violation of human rights, as set forth in the accompanying proxy statement	Against	Against	Shareholder

Exhibit A

PROXY VOTING RECORD

Issuer:	Dominion Resources, Inc.

Ticker Symbol:	D	CUSIP:	25746U109

Meeting Date:	05/18/2010	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor
1

Directors:

1) William P. Barr

2) Peter W. Brown

3) George A. Davidson, Jr.

4) Thomas F. Farrell, II 5) John W. Harris

6) Robert S. Jepson, Jr.

7) Mark J. Kington

8) Margaret A. McKenna

9) Frank S. Royal

10) Robert H. Spilman, Jr.

11) David A. Wollard

		For	For	Management

2	Ratification of appointment of the independent auditors for 2010	For	For	Management

3	Amendment to Articles of Incorporation related to voting provisions	For	For	Management

4	Amendment to Bylaws related to voting provisions	For	For	Management

5	Amendment to Articles related to setting the size of the Board	For	For	Management

6	Amendment to Articles related to removal of a director for cause	For	For	Management

7	Amendment to Articles clarifying certain shareholder meeting provisions	For	For	Management

8	20% renewable electricity energy generation by 2022	Against	Against	Shareholder

9	Reject plans to construct North Anna 3	Against	Against	Shareholder

10	Advisory vote on executive compensation	Against	Against	Shareholder

Exhibit A

PROXY VOTING RECORD

Issuer:	Emerson Electric Co.

Ticker Symbol:	EMR	CUSIP:	291011104

Meeting Date:	02/02/2010	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor
1	Directors: 1) C.A.H. Boersig 2) C. Fernandez G. 3) W.J. Galvin 4) R.L. Stephenson 5) V.R. Loucks, Jr. 6) R.L. Ridgway	For	For	Management

2	Re-approval of the performance measures under the Emerson Electric Co. Annual Incentive Plan	For	For	Management

3	Ratification of KPMG LLP as independent registered public accounting firm	For	For	Management

Exhibit A

PROXY VOTING RECORD

Issuer:	General Electric Company

Ticker Symbol:	GE	CUSIP:	369604103

Meeting Date:	04/28/2010	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor
1

Directors:

1) W. Geoffrey Beattie

2) James I. Cash, Jr.

3) William M. Castell

4) Ann M. Fudge

5) Susan Hockfield

6) Jeffrey R. Immelt

7) Andrea Jung

8) Alan G. (A.G.) Lafley

9) Robert W. Lane

10) Ralph S. Larsen

11) Rochelle B. Lazarus

12) James J. Mulva

13) Sam Nunn

14) Roger S. Penske

15) Robert J. Swieringa

16) Douglas A. Warner, III

		For	For	Management

2	Ratification of KPMG	For	For	Management

3	Shareowner Proposals: 1) Cumulative Voting 2) Special Shareowner Meetings 3) Independent Board Chairman 4) Pay Disparity 5) Key Board Committees 6) Advisory Vote on Executive Compensation	Against	Against	Shareholder

Exhibit A

PROXY VOTING RECORD

Issuer:	Intel Corporation

Ticker Symbol:	INTC	CUSIP:	458140100

Meeting Date:	05/19/2010	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor
1

Directors:

1) Charlene Barshefsky

2) Susan L. Decker

3) John H. Donahoe

4) Reed E. Hundt

5) Paul S. Otellini

6) James D. Plummer

7) David S. Pottruck

8) Jane E. Shaw

9) Frank D. Yeary

10) David B. Yoffie

		For	For	Management

2	Ratification of selection of Ernst & Young LLP as our independent registered public accounting firm for the current year	For	For	Management

3	Advisory vote on executive compensation	For	For	Management

Exhibit A

PROXY VOTING RECORD

Issuer:	Johnson & Johnson

Ticker Symbol:	JNJ	CUSIP:	478160104

Meeting Date:	04/22/2010	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor
1

Directors:

1) Mary Sue Coleman

2) James G. Cullen

3) Michael M. E. Johns

4) Susan L. Lindquist

5) Anne M. Mulcahy

6) Leo F. Mullin

7) William D. Perez

8) Charles Prince

9) David Satcher

10) William C. Weldon

		For	For	Management

2	Ratification of appointment of PricewaterhouseCoopers LLP as independent registered public accounting firm for 2010	For	For	Management

3	Advisory vote on executive compensation	Against	Against	Shareholder

4	Special shareowner meetings	Against	Against	Shareholder

Exhibit A

PROXY VOTING RECORD

Issuer:	MEDTRONIC, INC.

Ticker Symbol:	MDT	CUSIP:	585055106

Meeting Date:	08/27/2009	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor
1	Directors: 1) Richard H. Anderson 2) Victor J. Dzau, M.D. 3) William A. Hawkins 4) Shirly A. Jackson, PHD 5) Denise M. O’Leary 6) Robert C. Pozen 7) Jean-Pierre Rosso 8) Jack W. Schuler	For	For	Management

2	To ratify the appointment of PricewaterhouseCoopers LLP as Medtronic’s independent registered public accounting firm	For	For	Management

3	To approve an amendment to the Medtronic, Inc. 2005 Employees Stock Purchase Plan to increase the number of shares authorized for issuance thereunder from 10,000,000 to 25,000,000	For	For	Management

4	To approve an amendment to the Medtronic, Inc. 2008 Stock Aware and Incentive Plan to increase the number of shares authorized for issuance thereunder from 50,000,000 to 100,000,000	For	For	Management

Exhibit A

PROXY VOTING RECORD

Issuer:	Microsoft Corporation

Ticker Symbol:	MSFT	CUSIP:	594918104

Meeting Date:	11/19/2009	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor
1	Directors: 1) Steven A. Ballmer 2) Dina Dublon 3) William H. Gates, III 4) Raymond V. Gilmartin 5) Reed Hastings 6) Maria Klawe 7) David f. Marquardt 8) Charles H. Noski 9) Helmut Panke	For	For	Management

2	Ratification of the selection of Deloitte & Touche LLP as the Company’s independent auditor	For	For	Management

3	To approve amendments to Amended and Restated Articles of Incorporation	For	For	Management

4	Advisory vote on executive compensation	For	For	Management

5	Shareholder proposal – Adoption of Healthcare Reform Principles	Against	Against	Shareholder

6	Shareholder proposal – Disclosure of charitable contributions	Against	Against	Shareholder

Exhibit A

PROXY VOTING RECORD

Issuer:	Pepsico, Inc.

Ticker Symbol:	PEP	CUSIP:	713448108

Meeting Date:	05/05/2010	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor
1	Directors: 1) S.L. Brown 2) I.M. Cook 3) D. Dublon 4) V.J. Dzau 5) R.L. Hunt 6) A. Ibarguen 7) A.C. Martinez 8) I.K. Nooyi 9) S.P. Rockefeller 10) J.J. Schiro 11) L.G. Trotter 12) D. Vasella	For	For	Management

2	Approval of Independent Registered Public Accountants	For	For	Management

3	Approval of Amendment to Pepsico, Inc. 2007 Long-Term Incentive Plan	For	For	Management

4	Shareholder Proposal – Charitable Contributions Report (Proxy Statement p. 67)	Against	Against	Shareholder

5	Shareholder Proposal – Right to Call Special Shareholders Meeting (Proxy Statement p. 68)	Against	Against	Shareholder

6	Shareholder Proposal – Public Policy Report (Proxy Statement p. 70)	Against	Against	Shareholder

Exhibit A

PROXY VOTING RECORD

Issuer:	Stryker Corporation

Ticker Symbol:	SYK	CUSIP:	863667101

Meeting Date:	04/27/2010	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor
1	Directors: 1) Howard E. Cox, Jr. 2) Srikant M. Datar 3) Donald M. Engelman 4) Louise L. Francesconi 5) Howard L. Lance 6) Stephen P. MacMillan 7) William U. Parfet 8) Ronda E. Stryker	For	For	Management

2	Ratification of the appointment of Ernst & Young LLP as our independent registered public accounting firm for 2010	For	For	Management

Exhibit A

PROXY VOTING RECORD

Issuer:	The Proctor & Gamble Company

Ticker Symbol:	PG	CUSIP:	742718109

Meeting Date:	10/13/2009	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor
1

Directors:

1) Kenneth I. Chenault

2) Scott D. Cook

3) Rajat K. Gupta

4) A.G. Lafley

5) Charles R. Lee

6) Lynn M. Martin

7) Robert A. McDonald

8) W. James McNerney, Jr.

9) Johnathan A. Rodgers

10) Ralph Snyderman, M.D.

11) Mary Agnes Wilderotter

12) Patricia A. Woertz

13) Ernesto Zedillo

		For	For	Management

2	Ratify appointment of independent registered public accounting firm	For	For	Management

3	Amend the Company’s Code of Regulations	For	For	Management

4	Approve the Procter & Gamble 2009 Stock and Incentive Compensation Plan	For	For	Management

5	Shareholder Proposal #1 – Cumulative Voting	Against	Against	Shareholder

6	Shareholder Proposal #2 – Advisory Vote on Executive Compensation	Against	Against	Shareholder

Exhibit A

PROXY VOTING RECORD

Issuer:	Wal-Mart Stores, Inc.

Ticker Symbol:	WMT	CUSIP:	931142103

Meeting Date:	06/04/2010	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor
1

Directors:

1) Aida M. Alvarez

2) James W. Breyer

3) M. Michele Burns

4) James I. Cash, Jr.

5) Roger C. Corbett

6) Douglas N. Daft

7) Michael T. Duke

8) Gregory B. Penner

9) Steven S. Reinemund

10) H. Lee Scott, Jr.

11) Arne M. Sorenson

12) Jim C. Walton

13) S. Robson Walton

14) Christopher J. Williams

15) Linda S. Wolf

		For	For	Management

2	Ratification of Ernst & Young LLP as independent accountants	For	For	Management

3	Approval of the Wal-Mart Stores, Inc. Stock Incentive Plan of 2010	For	For	Management

4	Approval of the ASDA Limited Sharesave Plan 2000, as amended	For	For	Management

5	Gender Identity Non-Discrimination Policy	Against	Against	Shareholder

6	Advisory vote on Executive Compensation	Against	Against	Shareholder

7	Political Contributions Report	Against	Against	Shareholder

8	Special Shareowner Meetings	Against	Against	Shareholder

9	Poultry Slaughter	Against	Against	Shareholder

10	Lobbying Priorities Report	Against	Against	Shareholder

Exhibit A

PROXY VOTING RECORD

Issuer:	Weatherford International Ltd.

Ticker Symbol:	WFT	CUSIP:	G95089101

Meeting Date:	06/23/2010	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor
1

Directors:

1) Bernard J. Duroc-Danner

2) Samuel W. Bodman, III

3) David J. Butters

4) Nicholas F. Brady

5) William E. Macaulay

6) Robert B. Millarjd

7) Robert K. Moses, Jr.

8) Guillermo Ortiz

9) Emyr Jones Parry

10) Robert A. Rayne

		For	For	Management

2	Approval of the 2009 Annual Report, the Consolidated Financial Statements of Weatherford International Ltd. for the year ended December 31, 2009 and the Statutory Financial Statements of Weatherford International Ltd. For the year ended December 31, 2009	For	For	Management

3	Discharge of the Board of Directors and executive officers from liability for actions during the year ended December 31, 2009	For	For	Management

4	Appointment of Ernst & Young LLP as independent registered public accounting firm for year ending December 31, 2010 and the re-election of Ernst & Young Ltd, Zurich as statutory auditor for year ending December 31, 2010	For	For	Management

5	Approval of the reclassification of CHF 475 million of legal reserves (additional paid-in capital) to other reserves	For	For	Management

6	Approval of an amendment to the Articles of Association to extend the Company’s authorized share capital to June 23, 2012 and to increase issuable authorized capital to an amount equal to 50% of stated capital as of May 5, 2010	For	For	Management

7	Approval of an amendment to the Articles of Association to increase the amount of conditional capital to 50% of stated capital as of May 5, 2010 and to specify in the Articles of Association the amount of conditional share capital that may be allocated to each category of beneficiary provided for in the Articles	For	For	Management

Exhibit A

PROXY VOTING RECORD

Issuer:	Weatherford International Ltd. (CONTINUED)

Ticker Symbol:	WFT	CUSIP:	G95089101

Meeting Date:	06/23/2010	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor
8	Approval of the Weatherford International Ltd. 2010 Omnibus Incentive Plan	For	For	Management

9	To consider and vote upon any other matter which may properly come before the meeting or any adjournment(s) or postponement(s) thereof in accordance with the proposals of the Board of Directors	For	For	Management

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allstate Assurance Company Separate Account B

By:	/s/ David G. Fussell
David G. Fussell
Chairman, Board of Managers
Signing in the capacity of Chief Executive Officer and Chief Financial Officer

Date: August 27, 2010